Investments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of investments
As at December 31, 2019 and 2018, the Company had the following investments:

	2019	2018
Investment in PrairieSky Royalty Ltd.	$345	$400
Investment in Inter Pipeline Ltd.	145	124
	$490	$524
The loss (gain) from the investment in PrairieSky was comprised as follows:

	2019	2018	2017
Fair value loss (gain) from PrairieSky	$55	$326	$(3)
Dividend income from PrairieSky	(17)	(17)	(17)
	$38	$309	$(20)
The (gain) loss from the investment in Inter Pipeline was comprised as follows:

	2019	2018	2017
Fair value (gain) loss from Inter Pipeline	$(21)	$43	$23
Dividend income from Inter Pipeline	(11)	(11)	(10)
	$(32)	$32	$13